ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
18. ACCRUED EXPENSES

(in thousands of $)	2013	2012
Vessel operating and drydocking expenses	5,538	6,737
Administrative expenses	757	281
Interest expense	6,273	7,729
Provision for tax	7,520	11,783
	20,088	26,530